FMI International Fund
FMI International Fund
FMI Funds, Inc.

January 4, 2016

Supplement to the Prospectus

dated January 30, 2015

Fiduciary Management, Inc., the investment adviser to FMI Funds, Inc. has implemented breakpoints for the FMI Large Cap Fund, reduced the investment advisory fee and implemented breakpoints for the FMI Common Stock Fund, and implemented breakpoints for the FMI International Fund, which became effective as of January 1, 2016.  To reflect these changes, the description of the management fees under the section “Management of the Funds” of the Prospectus, on page 16, is hereby deleted and replaced in its entirety as follows:

Pursuant to investment advisory agreements, the investment adviser is entitled to receive a fee.  The fee is computed and payable at the end of each month.  The following annual percentages of each Fund’s average daily net assets are used:

•	FMI Large Cap Fund: 0.75% of the assets from $0 - $2.5 billion; 0.70% of the assets from $2.5 - $5.0 billion; 0.65% of the assets from $5.0 - $10.0 billion; and 0.60% of the assets over $10.0 billion.

•
FMI Common Stock Fund: 0.95% of the assets from $0 - $500 million; 0.90% of the assets from $500 million - $1.0 billion; 0.85% of the assets from $1.0 - $1.5 billion; and 0.80% of the assets over $1.5 billion.

•
FMI International Fund: 0.75% of the assets from $0 - $2.5 billion; 0.70% of the assets from $2.5 - $5.0 billion; 0.65% of the assets from $5.0 - $10.0 billion; and 0.60% of the assets over $10.0 billion.

FMI International Fund

To reflect the breakpoints, the “Annual Fund Operating Expenses” table and the “Example” under the section “Fees and Expenses of the Fund” of the Prospectus, on page 11, are hereby deleted and replaced in their entirety as set forth below:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FMI International Fund FMI International Fund
Management Fees	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%	[2]
Total Annual Fund Operating Expenses	0.98%
[1]	Management fees have been restated to reflect the implementation of breakpoints in the Fund's management fee, which became effective as of January 1, 2016.
[2]	Restated to reflect current expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
FMI International Fund | FMI International Fund | USD ($)	100	312	542	1,201

* * * The date of this Supplement is January 4, 2016. Please retain this Supplement for future reference.